Benefit Plan	12 Months Ended
Dec. 31, 2023
Benefit Plan
Benefit Plan
15.	Benefit Plan

The Company initiated a contribution savings plan under Section 401(k) of the Internal Revenue Code in 2016. Under the plan, all eligible employees may contribute up to the statutory allowable amount governed by the Internal Revenue Service for any calendar year. The Company makes matching contributions equal to 100% of the first 3% and 50% of the next 2% of each employee’s base salary up to the allowable amount, which is fully vested on the date the matching contributions are made. For the years ended December 31, 2023 and 2022, matching contributions totaled $52,000 and $37,000, respectively.